LEASES: - Supplemental cash flow information related to operating leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases
Operating cash flows from operating leases	$ 571
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 73